Summary of Significant Accounting Policies (Annual) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Goodwill (in Dollars)	$ 744,000	$ 744,000	$ 810,000
Goodwill, Impairment Loss (in Dollars)	66,000
Operating Leases, Future Minimum Payments Receivable (in Dollars)	12,563,000
Operating Leases, Future Minimum Payments Receivable, Current (in Dollars)	6,010,000
Operating Leases, Future Minimum Payments Receivable, in Two Years (in Dollars)	3,721,000
Operating Leases, Future Minimum Payments Receivable, in Three Years (in Dollars)	1,485,000
Operating Leases, Future Minimum Payments Receivable, in Four Years (in Dollars)	832,000
Operating Leases, Future Minimum Payments Receivable, in Five Years (in Dollars)	394,000
Operating Leases, Future Minimum Payments Receivable, Thereafter (in Dollars)	121,000
Indoor Equipment [Member]
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	10
Outdoor Equipment [Member]
Property, Plant and Equipment, Useful Life, Maximum	15
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life, Minimum	10
Property, Plant and Equipment, Useful Life, Maximum	40
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life, Minimum	3
Property, Plant and Equipment, Useful Life, Maximum	15
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life, Average	5
Digital Display Sales [Member]
Goodwill (in Dollars)	$ 744,000